Note 21 - Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Gross	$ 93,857
Unrecognized Tax Benefits	2,333	$ 1,608	$ 3,523
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	2,333	1,608
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	44	11
Recovery of Income Tax Interest and Penalties	93	726
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 90	$ 139
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member]
Effective Income Tax Rate Reconciliation, at Basic Part I Federal Statutory Income Tax Rate, Percent	38.00%	38.00%
Effective Income Tax Rate Reconciliation, Federal Tax Abatement, Percent	10.00%	10.00%
Effective Income Tax Rate Reconciliation General Tax Reduction, Percent	13.00%	13.00%
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member] | Minimum [Member]
Income Tax Return Examination Period	4 years
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member] | Maximum [Member]
Income Tax Return Examination Period	7 years
Domestic Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Minimum [Member]
Income Tax Return Examination Period	3 years
Domestic Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member] | Maximum [Member]
Income Tax Return Examination Period	5 years
Foreign Tax Jurisdiction [Member] | Other Foreign Tax Authorities [Member]
Income Tax Return Examination Period	4 years